Commitments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Commitments [Line Items]
Capital purchases commitments	$ 123.8	$ 36.1
Royalties	11.7	10.2
Royal Gold [Member]
Commitments [Line Items]
Extraordinary mining duty tax	1.1	1.3
Island Gold [Member]
Commitments [Line Items]
Royalties	5.3	5.2
Net Smelter Royalty [Member] | AuRico Metals [Member]
Commitments [Line Items]
Royalties	$ 5.3	3.3
Royalty rate	1.50%
Net Smelter Royalty [Member] | Island Gold [Member]
Commitments [Line Items]
Royalty rate	2.20%
Other Royalties [Member] | AuRico Metals [Member]
Commitments [Line Items]
Royalties		$ 0.4